7. INCOME TAX (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Depreciation and impairment	$ 2,358,860	$ 2,100,958
Operating loss carryforwards	7,917,151	6,705,907
Gross deferred tax assets	10,276,011	8,806,865
Valuation allowance	(10,276,011)	(8,806,865)
Net deferred income tax asset	$ 0	$ 0